Fair Value Measurements (Tables)	12 Months Ended
Dec. 29, 2013
Fair Value Disclosures [Abstract]
Summary of designated derivatives
The following table is a summary of the activity related to derivatives designated as cash flow hedges for the fiscal years ended December 29, 2013 and December 30, 2012:

(Dollars in Millions)	Gain/(Loss) Recognized in Accumulated OCI(1)		Gain/(Loss) Reclassified from Accumulated OCI Into Income(1)		Gain/(Loss) Recognized in Other Income/Expense(2)
Cash Flow Hedges by Income Statement Caption	2013	2012	2013	2012	2013	2012
Sales to customers (3)	$45	45	49	(58)	2	(1)
Cost of products sold (3)	271	103	69	(98)	23	(4)
Research and development expense (3)	24	(42)	16	19	(4)	(1)
Interest (income)/Interest expense, net (4)	17	11	(10)	(16)	—	—
Other (income) expense, net (3)	(13)	(65)	(17)	29	(4)	—
Total	$344	52	107	(124)	17	(6)
All amounts shown in the table above are net of tax.

(1)	Effective portion

(2)	Ineffective portion

(3)	Forward foreign exchange contracts

(4)	Cross currency interest rate swaps

Financial assets and liabilities at fair value
The Company’s significant financial assets and liabilities measured at fair value as of December 29, 2013 and December 30, 2012 were as follows:

				2013	2012
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Total (1)
Derivatives designated as hedging instruments:
Assets:
Forward foreign exchange contracts	$—	537	—	537	423
Interest rate contracts (2)	—	169	—	169	98
Total	—	706	—	706	521
Liabilities:
Forward foreign exchange contracts	—	133	—	133	252
Interest rate contracts (3) (4)	—	26	—	26	10
Total	—	159	—	159	262
Derivatives not designated as hedging instruments:
Assets:
Forward foreign exchange contracts	—	25	—	25	75
Liabilities:
Forward foreign exchange contracts	—	29	—	29	23
Other investments (5)	$333	—	—	333	1,247

(1)	2012 assets and liabilities are all classified as Level 2 with the exception of Other investments of $1,247 million, which are classified as Level 1.

(2)	Includes $169 million and $96 million of non-current assets for the fiscal years ending December 29, 2013 and December 30, 2012, respectively.

(3)	Includes $19 million and $4 million of non-current liabilities for the fiscal years ending December 29, 2013 and December 30, 2012, respectively.

(4)	Includes cross currency interest rate swaps and interest rate swaps.

(5)	Classified as non-current other assets. The change in the fair value from December 30, 2012 was primarily due to the sale of Elan American Depositary Shares.